Amounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Rent receivables	$ 4,510	$ 4,274
Trade receivables	4,818	5,263
Income tax recoverable	2,771	3,282
Other receivables	29,483	12,774
Total amounts receivable	$ 41,582	$ 25,593